UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number: 028-11433


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil S. Shapiro
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Neil S. Shapiro                New York, NY                       4/17/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $281,778,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 25,760,000 1,600,000 SH       SOLE       NONE     SOLE   NONE    0
CLASS A
CALL/AM @ 17.5 EXP 04/20/2013            CALL           026375105      1,000       400 SH  CALL SOLE       NONE     SOLE   NONE    0
BRT REALTY TRUST (SBI)$3.00PAR CMN       COM            055645303  1,169,000   166,558 SH       SOLE       NONE     SOLE   NONE    0
BARNES & NOBLE, INC CMN                  COM            067774109 32,900,000 2,000,000 SH       SOLE       NONE     SOLE   NONE    0
BIOTA PHARMACEUTICALS INC CMN            COM            090694100    853,000   210,000 SH       SOLE       NONE     SOLE   NONE    0
COMPUTER SCIENCES CORP CMN               COM            205363104  5,292,000   107,500 SH       SOLE       NONE     SOLE   NONE    0
CORNING INCORPORATED CMN                 COM            219350105  6,132,000   460,000 SH       SOLE       NONE     SOLE   NONE    0
EXCO RESOURCES INC CMN                   COM            269279402  3,813,000   534,800 SH       SOLE       NONE     SOLE   NONE    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  2,131,000 1,283,600 SH       SOLE       NONE     SOLE   NONE    0
EMMIS COMMUNICATIONS CORP 6.25% SERIES   CNV            291525202     90,000     9,516 SH       SOLE       NONE     SOLE   NONE    0
A CVT PREFERRED PFD
FISHER COMMUNICATIONS INC CMN            COM            337756209 35,462,000   903,725 SH       SOLE       NONE     SOLE   NONE    0
GLOBECOMM SYSTEMS INC CMN                COM            37956X103    120,000    10,000 SH       SOLE       NONE     SOLE   NONE    0
GRIFFIN LAND & NURSERIES CMN             COM            398231100  3,373,000   112,236 SH       SOLE       NONE     SOLE   NONE    0
GYRODYNE CO AMER CMN                     COM            403820103  4,693,000    63,835 SH       SOLE       NONE     SOLE   NONE    0
CALL/HPQ @ 13 EXP 01/18/2014             CALL           428236103    545,000       500 SH  CALL SOLE       NONE     SOLE   NONE    0
CALL/HPQ @ 20 EXP 01/18/2014             CALL           428236103    495,000     1,000 SH  CALL SOLE       NONE     SOLE   NONE    0
INTERNET PATENTS CORP CMN                COM            46063G101    390,000   105,000 SH       SOLE       NONE     SOLE   NONE    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 15,947,000   668,908 SH       SOLE       NONE     SOLE   NONE    0
REALNETWORKS INC CMN                     COM            75605L708  2,352,000   305,000 SH       SOLE       NONE     SOLE   NONE    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 59,255,000 1,280,906 SH       SOLE       NONE     SOLE   NONE    0
RTS/SANOFI-AVENTIS EXP12/31/2020         RTS            80105N113    626,000   350,000 SH       SOLE       NONE     SOLE   NONE    0
STEINWAY MUSICAL INSTRUMENTS ORDINARY    COM            858495104    722,000    30,045 SH       SOLE       NONE     SOLE   NONE    0
COMMON STOCK
TEJON RANCH CO CMN                       COM            879080109 77,428,000 2,600,000 SH       SOLE       NONE     SOLE   NONE    0
WESTELL TECHNOLOGIES INC CMN CLASS A     COM            957541105    232,000   115,662 SH       SOLE       NONE     SOLE   NONE    0
ORIENT-EXPRESS HOTELS LTD CMN CLASS A    COM            G67743107  1,997,000   202,500 SH       SOLE       NONE     SOLE   NONE    0